Victory Pioneer Global Equity Fund
(Successor to Pioneer Global Sustainable Equity Fund)
Schedule of Investments | May 31, 2025

Schedule of Investments  |  5/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.0%
	Common Stocks — 97.3% of Net Assets
	Aerospace & Defense — 3.8%
196,881	Hensoldt AG	$ 20,608,832
	Total Aerospace & Defense	$20,608,832

	Automobiles — 0.7%
213,000	Subaru Corp.	$ 3,923,354
	Total Automobiles	$3,923,354

	Banks — 20.8%
687,851	ABN AMRO Bank NV (C.V.A.) (144A)	$ 17,791,873
640,776	Bank of America Corp.	28,277,445
1,062,895	Bank of Ireland Group Plc	14,587,826
79,656	Citizens Financial Group, Inc.	3,214,120
148,759	Danske Bank A/S	5,706,978
128,018	FinecoBank Banca Fineco S.p.A.	2,769,070
209,762	Hana Financial Group, Inc.	11,056,014
225,451	KB Financial Group, Inc.	16,968,594
334,267	Regions Financial Corp.	7,166,684
117,900	Sumitomo Mitsui Financial Group, Inc.	2,992,048
54,115	UniCredit S.p.A.	3,481,487
	Total Banks	$114,012,139

	Beverages — 3.4%
170,961	Anheuser-Busch InBev S.A. (A.D.R.)	$ 12,051,041
408,600	Asahi Group Holdings, Ltd.	5,413,439
33,338(a)	Celsius Holdings, Inc.	1,262,844
	Total Beverages	$18,727,324

	Biotechnology — 0.7%
11,889	AbbVie, Inc.	$ 2,212,662
17,784(a)	BioNTech SE (A.D.R.)	1,703,885
	Total Biotechnology	$3,916,547

	Broadline Retail — 4.8%
209,900	Alibaba Group Holding, Ltd.	$ 3,006,722
73,246(a)	Amazon.com, Inc.	15,016,163
114,674	eBay, Inc.	8,390,697
	Total Broadline Retail	$26,413,582

	Capital Markets — 2.0%
114,978	State Street Corp.	$ 11,070,082
	Total Capital Markets	$11,070,082

1Victory Pioneer Global Equity Fund | 5/31/25

Shares		Value
	Communications Equipment — 2.5%
217,336	Cisco Systems, Inc.	$ 13,700,861
	Total Communications Equipment	$13,700,861

	Construction & Engineering — 0.7%
71,200	Taisei Corp.	$ 3,966,429
	Total Construction & Engineering	$3,966,429

	Construction Materials — 3.8%
69,642	Buzzi S.p.A.	$ 3,581,847
190,612	CRH Plc	17,205,253
	Total Construction Materials	$20,787,100

	Consumer Staples Distribution & Retail — 0.7%
35,515(a)	BJ’s Wholesale Club Holdings, Inc.	$ 4,020,653
26,745+#	Magnit PJSC	—
	Total Consumer Staples Distribution & Retail	$4,020,653

	Electric Utilities — 5.2%
98,734	American Electric Power Co., Inc.	$ 10,217,982
279,083	Eversource Energy	18,087,369
	Total Electric Utilities	$28,305,351

	Electrical Equipment — 3.2%
134,200	Fuji Electric Co., Ltd.	$ 5,918,065
333,500	Mitsubishi Electric Corp.	6,734,906
15,376	Rockwell Automation, Inc.	4,851,897
	Total Electrical Equipment	$17,504,868

	Financial Services — 3.3%
99,949	Edenred SE	$ 3,125,810
878,703	Nexi S.p.A. (144A)	5,291,795
125,466(a)	PayPal Holdings, Inc.	8,817,750
135,705(a)	Worldline S.A. (144A)	806,486
	Total Financial Services	$18,041,841

	Ground Transportation — 2.5%
118,055(a)	Uber Technologies, Inc.	$ 9,935,509
17,801	Union Pacific Corp.	3,945,769
	Total Ground Transportation	$13,881,278

	Health Care Equipment & Supplies — 0.6%
35,561	Zimmer Biomet Holdings, Inc.	$ 3,277,657
	Total Health Care Equipment & Supplies	$3,277,657

Victory Pioneer Global Equity Fund | 5/31/252

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Shares		Value
	Health Care Providers & Services — 4.1%
114,676	Cardinal Health, Inc.	$ 17,710,561
15,403	Cigna Group	4,877,206
	Total Health Care Providers & Services	$22,587,767

	Household Durables — 3.1%
692,073	Persimmon Plc	$ 12,433,083
173,100	Sony Group Corp.	4,604,537
	Total Household Durables	$17,037,620

	Insurance — 1.0%
18,925	Chubb, Ltd.	$ 5,624,510
	Total Insurance	$5,624,510

	Interactive Media & Services — 3.1%
99,025	Alphabet, Inc., Class A	$ 17,006,554
	Total Interactive Media & Services	$17,006,554

	IT Services — 2.4%
49,656	International Business Machines Corp.	$ 12,863,883
	Total IT Services	$12,863,883

	Metals & Mining — 4.3%
424,723	Barrick Mining Corp.	$ 8,137,693
161,762	Newmont Corp.	8,528,093
145,980	Teck Resources, Ltd., Class B	5,408,559
139,700	thyssenkrupp AG	1,365,065
	Total Metals & Mining	$23,439,410

	Oil, Gas & Consumable Fuels — 5.4%
89,869	HF Sinclair Corp.	$ 3,246,967
160,398	Ovintiv, Inc.	5,745,456
181,163	Range Resources Corp.	6,891,441
553,394+#	Rosneft Oil Co. PJSC	—
207,700	Shell Plc (A.D.R.)	13,753,894
	Total Oil, Gas & Consumable Fuels	$29,637,758

	Pharmaceuticals — 3.2%
31,129	Johnson & Johnson	$ 4,831,532
56,186	Novo Nordisk A/S (A.D.R.)	4,017,299
355,172	Pfizer, Inc.	8,342,990
	Total Pharmaceuticals	$17,191,821

	Semiconductors & Semiconductor Equipment — 5.4%
101,552(a)	Advanced Micro Devices, Inc.	$ 11,244,853
69,641(a)	Axcelis Technologies, Inc.	3,923,574
3Victory Pioneer Global Equity Fund | 5/31/25

Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
71,200	NVIDIA Corp.	$ 9,621,256
30,677	QUALCOMM, Inc.	4,454,300
	Total Semiconductors & Semiconductor Equipment	$29,243,983

	Specialty Retail — 1.0%
74,500	Shimamura Co., Ltd.	$ 5,180,571
	Total Specialty Retail	$5,180,571

	Technology Hardware, Storage & Peripherals — 4.8%
276,200	FUJIFILM Holdings Corp.	$ 6,262,562
143,885(a)	Pure Storage, Inc., Class A	7,710,797
305,099	Samsung Electronics Co., Ltd.	12,432,682
	Total Technology Hardware, Storage & Peripherals	$26,406,041

	Trading Companies & Distributors — 0.8%
6,185	United Rentals, Inc.	$ 4,381,330
	Total Trading Companies & Distributors	$4,381,330

	Total Common Stocks (Cost $419,297,584)	$532,759,146

	SHORT TERM INVESTMENTS — 1.7% of Net Assets
	Open-End Fund — 1.7%
9,340,606(b)	Dreyfus Government Cash Management, Institutional Shares, 4.19%	$ 9,340,606
		$9,340,606

	TOTAL SHORT TERM INVESTMENTS (Cost $9,340,606)	$9,340,606

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.0% (Cost $428,638,190)	$542,099,752
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Call Option Written — (0.4)%
(71,200)	NVIDIA Corp.	Citibank NA	USD 1,345,502	USD 120.51	4/17/26	$(2,285,253)
	Total Over The Counter (OTC) Call Option Written (Premiums received $1,345,502)					$(2,285,253)

	OTHER ASSETS AND LIABILITIES — 1.4%					$7,464,242
	net assets — 100.0%					$547,278,741

Victory Pioneer Global Equity Fund | 5/31/254

Schedule of Investments  |  5/31/25
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2025, the value of these securities amounted to $23,890,154, or 4.4% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,857,587	$—
Rosneft Oil Co. PJSC	6/23/2021	4,456,752	—
Total Restricted Securities			$—
% of Net assets			0.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	2,829,409	CNY	20,550,000	Citibank NA	7/28/25	$(40,141)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(40,141)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
CNY — China Yuan Renminbi
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
5Victory Pioneer Global Equity Fund | 5/31/25

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$20,608,832	$—	$20,608,832
Automobiles	—	3,923,354	—	3,923,354
Banks	38,658,249	75,353,890	—	114,012,139
Beverages	13,313,885	5,413,439	—	18,727,324
Broadline Retail	23,406,860	3,006,722	—	26,413,582
Construction & Engineering	—	3,966,429	—	3,966,429
Construction Materials	—	20,787,100	—	20,787,100
Consumer Staples Distribution & Retail	4,020,653	—	—*	4,020,653
Electrical Equipment	4,851,897	12,652,971	—	17,504,868
Financial Services	8,817,750	9,224,091	—	18,041,841
Household Durables	—	17,037,620	—	17,037,620
Metals & Mining	22,074,345	1,365,065	—	23,439,410
Oil, Gas & Consumable Fuels	29,637,758	—	—*	29,637,758
Specialty Retail	—	5,180,571	—	5,180,571
Technology Hardware, Storage & Peripherals	7,710,797	18,695,244	—	26,406,041
All Other Common Stocks	183,051,624	—	—	183,051,624
Open-End Fund	9,340,606	—	—	9,340,606
Total Investments in Securities	$344,884,424	$197,215,328	$—*	$542,099,752
Other Financial Instruments
Over The Counter (OTC) Call Option Written	$—	$(2,285,253)	$—	$(2,285,253)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(40,141)	—	(40,141)
Total Other Financial Instruments	$—	$(2,325,394)	$—	$(2,325,394)
*	Securities valued at $0.
During the period ended May 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Global Equity Fund | 5/31/256